Inventories	12 Months Ended
Dec. 31, 2025
Texts Block [Abstract]
Inventories
21. Inventories

All figures in £ millions	2025	2024

Raw materials	3	5

Work in progress	1	2

Finished goods	59	63

Returns asset	3	4

	66	74
The cost of inventories recognised as an expense and included in the income statement in cost of goods sold amounted to £
120
m (2024: £
129
m; 2023: £
155
m) including £
8
m (2024: £
7
m; 2023: £
19
m) of
inventory
provisions. None of the inventory is pledged as security. Included within the inventory balance is the estimation of the right to receive goods from contracts with customers via returns. The value of the returns asset is measured at the carrying amount of the assets at the time of sale aligned to the Group’s normal inventory valuation methodology less any expected costs to recover the asset and any expected reduction in value. Impairment charges against the inventory returns asset are £
1
m
 in 2025 (2024: £
nil
; 2023: £
nil
). The returns asset all relates to finished goods. The
year-on-year
reduction
 in inventories is due to
the increasing shift towards print on demand
.